Goldman Sachs Emerging Markets Credit Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	80 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.61%	2.17%	3.45%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	0.47%	1.91%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.22%	0.03%	(0.37%)
Performance Inception Date	Apr. 20, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.32%	(3.18%)	(3.17%)
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	(1.36%)	(1.47%)